Equity - Schedule of Movement of Warrant (Details) - USD ($)			12 Months Ended
	Apr. 22, 2025	Oct. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Valuation, Beginning balance
Share Beginning, balance (in Shares)
Valuation, Issuance		$ 15,032,581			$ 7,772,140
Shares, Issuance (in Shares)				137,931
Average exercise price issuance (in Dollars per share)	$ 2.36		$ 3
Share Fair value changes (in Shares)
Share exercise (in Shares)				137,931
Valuation, Gain on extinguishment of warrant liability			$ 5,002,010
Share exercise (in Shares)				(137,931)
Average exercise price, exercise (in Dollars per share)	$ 24
Valuation, Ending balance			$ 494,048
Shares, Ending balance (in Shares)	2,030,460		10,195,504
Warrant [Member]
Class of Warrant or Right [Line Items]
Valuation, Beginning balance
Valuation, Issuance			28,890,861
Valuation, Fair value changes			4,203,405
Valuation, Exercise			27,598,208
Valuation, Gain on extinguishment of warrant liability			(5,002,010)
Valuation, Exercise			(27,598,208)
Valuation, Ending balance			494,048
Issuance One [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Valuation, Beginning balance
Share Beginning, balance (in Shares)
Average exercise price, Beginning balance (in Dollars per share)
Valuation, Issuance			$ 15,032,581
Shares, Issuance (in Shares)			19,801,985
Average exercise price issuance (in Dollars per share)			$ 0.76
Valuation, Fair value changes			$ (1,946,479)
Share Fair value changes (in Shares)
Average exercise price Fair value changes (in Dollars per share)
Valuation, Exercise			$ 12,592,054
Share exercise (in Shares)			19,516,588
Valuation, Gain on extinguishment of warrant liability
Share, Gain on extinguishment of warrant liability (in Shares)
Average exercise price, Gain on extinguishment of warrant liability (in Dollars per share)
Valuation, Exercise			$ (12,592,054)
Share exercise (in Shares)			(19,516,588)
Average exercise price, exercise (in Dollars per share)			$ 0.65
Valuation, Ending balance			$ 494,048
Shares, Ending balance (in Shares)			285,397
Average exercise price, Ending balance (in Dollars per share)			$ 0.65
Issuance Two [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Valuation, Beginning balance
Share Beginning, balance (in Shares)
Average exercise price, Beginning balance (in Dollars per share)
Valuation, Issuance			$ 13,858,280	7,772,140
Shares, Issuance (in Shares)			10,195,504
Average exercise price issuance (in Dollars per share)			$ 1.36
Valuation, Fair value changes			$ 6,149,884	6,827,034
Share Fair value changes (in Shares)
Average exercise price Fair value changes (in Dollars per share)
Valuation, Exercise			$ 15,006,154	945,106
Share exercise (in Shares)			7,646,644
Valuation, Gain on extinguishment of warrant liability			$ (5,002,010)
Share, Gain on extinguishment of warrant liability (in Shares)			(2,548,860)
Average exercise price, Gain on extinguishment of warrant liability (in Dollars per share)			$ 1.96
Valuation, Exercise			$ (15,006,154)	(945,106)
Share exercise (in Shares)			(7,646,644)
Average exercise price, exercise (in Dollars per share)			$ 1.96
Valuation, Ending balance
Shares, Ending balance (in Shares)
Average exercise price, Ending balance (in Dollars per share)